Quarterly Holdings Report
for
Fidelity® SAI Conservative Income Municipal Bond Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CIM-NPRT3-1224
1.9910242.100
Municipal Securities - 100.6%
	Principal Amount (a)	Value ($)
Alabama - 6.2%
Electric Utilities - 2.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	505,000	507,978
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.65% tender 7/15/2034 (c)	3,865,000	3,861,792
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 4.4% 9/1/2031 VRDN (b)(c)	3,900,000	3,900,000
Mobile AL Indl Dev Brd Swdr (Alabama Power & Light Proj.) 4.25% 6/1/2034 VRDN (c)	2,200,000	2,200,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 4.1% 8/1/2063 VRDN (b)(c)	19,300,000	19,300,000
		29,769,770
General Obligations - 0.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,055,000	2,076,971
Black Belt Energy Gas District 5.25% 12/1/2024 (Morgan Stanley Guaranteed)	150,000	150,118
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	195,000	197,976
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	445,000	455,146
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	580,000	583,241
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	795,000	809,854
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	430,000	441,641
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	146,219
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	225,000	225,154
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	621,582
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	630,044
		6,337,946
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.66% 11/1/2042 VRDN (c)	1,678,000	1,678,000
Industrial Development - 0.1%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.54% 8/1/2036 VRDN (b)(c)	1,410,000	1,410,000
Synthetics - 3.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.54% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 3.54% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	7,185,000	7,185,000
Black Belt Energy Gas District Participating VRDN 3.54% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,635,000	1,635,000
Black Belt Energy Gas District Participating VRDN 3.54% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,605,000	1,605,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.54% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.54% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	12,900,000	12,900,000
		47,925,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	520,000	526,021
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	318,872
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	303,077
		1,147,970
TOTAL ALABAMA		88,268,686
Alaska - 0.2%
General Obligations - 0.2%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	890,000	908,731
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027 (e)	695,000	722,270
		1,631,001
Transportation - 0.0%
Alaska Airport Series 2021 C, 5% 10/1/2025 (b)	620,000	628,277
TOTAL ALASKA		2,259,278
Arizona - 7.4%
Electric Utilities - 4.3%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	940,000	938,380
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.44% 5/1/2029 VRDN (c)	30,550,000	30,550,001
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.44% 5/1/2029 VRDN (c)	26,800,000	26,800,000
		58,288,381
Health Care - 1.2%
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2024	365,000	365,257
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	2,640,000	2,688,593
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,477,960
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,845,266
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (c)	4,270,000	4,368,394
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (c)	1,500,000	1,537,059
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	2,115,000	2,140,740
		17,423,269
Housing - 0.1%
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (c)	1,082,000	1,108,939
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,475,507
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 4.25% tender 12/1/2035 (b)(c)	6,155,000	6,155,000
Synthetics - 0.5%
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 MIZ9149, 3.56% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,700,000	3,700,000
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 MIZ9157, 3.56% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,094,031	1,094,031
Arizona St Indl Dev Auth Multi Participating VRDN Series 2023 XF3174, 3.56% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,270,000	3,270,000
		8,064,031
Transportation - 0.4%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2025 (b)	1,460,000	1,473,182
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (b)	1,500,000	1,513,543
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	2,430,000	2,495,585
		5,482,310
TOTAL ARIZONA		103,997,437
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.54% 6/1/2028 VRDN (b)(c)	900,000	900,000
California - 8.3%
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	5,149
General Obligations - 0.7%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Municipal Corp Insured) (f)	3,645,000	3,553,914
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,025,955
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed) (e)	1,805,000	1,893,677
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2025	2,850,000	2,890,117
		9,363,663
Health Care - 0.1%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (c)	1,545,000	1,565,654
Resource Recovery - 1.8%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 4.15% tender 7/1/2051 (b)(c)	3,100,000	3,092,694
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	5,000,000	4,993,716
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.3% tender 2/1/2039 (c)(g)	5,875,000	5,841,013
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.25% tender 12/1/2044 (b)(c)	4,595,000	4,596,437
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 4.125% tender 10/1/2041 (b)(c)	1,000,000	1,003,582
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(c)(g)	1,500,000	1,495,724
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.85% tender 11/1/2042 (b)(c)(g)	2,300,000	2,293,444
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(c)(g)	2,500,000	2,498,384
		25,814,994
Synthetics - 4.9%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.54% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	16,315,000	16,315,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.56% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,010,000	1,010,000
California Hsg Fin Agcy Rev Participating VRDN Series 2022 MIZ9097, 3.56% 6/1/2062, LOC Mizuho Capital Markets LLC (c)(d)	1,059,387	1,059,387
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.56% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	660,000	660,000
California Stwide Cmnty Mf Rev Participating VRDN 4.65% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,610,000	3,610,000
California Stwide Cmnty Mf Rev Participating VRDN 4.65% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	9,659,756	9,659,756
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.65% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	18,695,000	18,695,000
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.54% 5/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,300,000	2,300,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.56% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	14,585,000	14,585,000
		67,894,143
Transportation - 0.8%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (b)	540,000	543,523
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,310,000	1,340,147
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2025 (b)	2,000,000	2,013,049
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (b)	365,000	367,381
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (b)	170,000	171,109
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	295,000	301,789
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,000,000	1,024,229
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (b)	550,000	552,941
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	2,160,000	2,204,071
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	2,190,000	2,273,893
San Jose Calif Arpt Rev Series 2021 B, 5% 3/1/2025	135,000	135,814
		10,927,946
TOTAL CALIFORNIA		115,571,549
Colorado - 1.9%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.59% 6/1/2029, LOC Deutsche Bank AG VRDN (c)	435,000	435,000
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,443,631
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2024	155,000	155,000
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	145,000	147,298
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (c)	1,000,000	1,003,224
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	3,200,000	3,298,105
		7,047,258
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	2,910,000	2,917,490
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	1,158,000	1,158,873
		4,076,363
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2024 (Assured Guaranty Municipal Corp Insured)	1,525,000	1,526,840
Synthetics - 0.5%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.54% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,470,000	7,470,000
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2025 (b)	1,460,000	1,482,658
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	1,820,000	1,884,882
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2024 (b)	300,000	300,121
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	1,625,000	1,695,160
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2024 (b)	365,000	365,148
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (b)	995,000	1,010,441
		6,738,410
TOTAL COLORADO		27,293,871
Connecticut - 2.1%
Education - 1.3%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2025	165,000	166,631
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 1.1% tender 7/1/2049 (c)	3,300,000	3,271,489
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	6,410,000	6,369,261
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	4,850,000	4,825,071
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,135,000	1,134,837
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series U2, 1.1% tender 7/1/2033 (c)	1,315,000	1,303,639
		17,070,928
General Obligations - 0.1%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	695,000	703,663
Connecticut St Gen. Oblig. 5% 5/15/2025	185,000	186,674
Connecticut St Gen. Oblig. Series 2013A, 4.23% 3/1/2025 (c)	390,000	390,571
Connecticut St Spl Tax Oblig 5% 5/1/2026	465,000	479,528
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	180,000	181,685
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	262,751
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	246,450
West Haven CT BAN Series 2024, 5% 2/13/2025	2,000,000	2,008,778
		4,460,100
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2025	730,000	738,424
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2026	2,735,000	2,822,754
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,738,481
		6,299,659
Special Tax - 0.2%
Connecticut St Spl Tax Oblig 5% 5/1/2025	1,445,000	1,457,969
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	365,000	369,989
		1,827,958
TOTAL CONNECTICUT		29,658,645
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (c)	210,000	205,339
District Of Columbia - 0.6%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2025	365,000	369,683
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	610,000	628,552
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (b)	1,000,000	1,042,290
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	715,000	736,746
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	1,770,000	1,823,832
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,035,000	4,205,643
		8,437,063
TOTAL DISTRICT OF COLUMBIA		8,806,746
Florida - 8.2%
Electric Utilities - 0.1%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 3.45% 6/1/2045 VRDN (b)(c)	1,800,000	1,800,000
Escrowed/Pre-Refunded - 0.2%
Citizens Ppty Ins Corp FL Series 2015A 1, 5% 6/1/2025 (Pre-refunded to 12/1/2024 at 100)	2,325,000	2,327,628
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (b)	210,000	212,715
		2,540,343
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2025	580,000	586,582
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	1,020,000	1,031,981
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,785,000	1,844,662
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	165,000	167,728
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Municipal Corp Insured)	380,000	392,600
		4,023,553
Health Care - 1.0%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2025	435,000	439,809
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	453,290
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,047,439
Lee County Industrial Development Authority/Fl 3.83% 4/1/2049 VRDN (c)	10,965,000	10,965,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,045,000	1,080,113
		13,985,651
Housing - 1.4%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	2,910,000	2,897,565
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (c)	684,000	689,385
Fla Hsg Fin Corp Multifamily Mtg Rev 3.35% tender 10/1/2027 (c)	2,500,000	2,487,177
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (c)	565,000	575,674
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (c)	405,000	411,433
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,390,000	1,399,758
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (c)	912,000	911,941
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (c)	395,000	396,332
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (c)	2,330,000	2,360,347
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (c)	760,000	768,805
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	1,755,000	1,754,356
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,390,000	1,406,104
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	1,900,000	1,900,431
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (c)	844,000	853,974
		18,813,282
Resource Recovery - 1.8%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	825,000	847,245
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 5% tender 11/1/2041 (b)(c)	1,370,000	1,370,000
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	22,250,000	22,265,063
		24,482,308
Special Tax - 1.4%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	90,000	91,290
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.99% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	19,160,000	19,160,000
		19,251,290
Synthetics - 1.8%
Greater Orlando Aviation Auth Participating VRDN 4.55% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,800,000	7,800,000
Lee Cnty FL Airport Participating VRDN Series 2024 XF1755, 3.49% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,200,000	7,200,000
Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.56% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	585,000	585,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2024 XM1186, 4.27% 10/1/2035 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,100,000	4,100,000
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Participating VRDN 3.49% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,050,000	1,050,000
Miami-Dade County Aviation Rev Participating VRDN Series 2022 025, 3.54% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,830,000	4,830,000
		25,565,000
Transportation - 0.3%
Broward Cnty FL Prt Facs Rev Series 2022, 5% 9/1/2027 (b)	730,000	759,532
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (b)	780,000	789,849
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2025 (b)(e)	1,215,000	1,228,697
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (b)(e)	1,225,000	1,259,270
		4,037,348
TOTAL FLORIDA		114,498,775
Georgia - 1.5%
Electric Utilities - 1.0%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 4.1% 11/1/2052 VRDN (b)(c)	6,355,000	6,355,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	610,000	611,906
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,180,000	1,201,920
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (c)	1,305,000	1,291,883
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,085,000	1,093,804
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	75,000	75,182
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	130,000	131,397
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	135,000	139,443
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 4.4% 12/1/2037 VRDN (b)(c)	1,900,000	1,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (c)	990,000	997,521
		13,798,056
General Obligations - 0.4%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	1,750,000	1,770,410
Main Street Natural Gas Inc Series 2019 B, 4% tender 8/1/2049 (Toronto-Dominion Bank/The Guaranteed) (c)	1,070,000	1,070,392
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	460,000	461,414
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	130,000	131,244
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	251,245
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2024 (Citigroup Inc Guaranteed)	110,000	110,078
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	200,000	202,846
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	113,189
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	195,000	195,604
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	250,000	254,265
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	413,436
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	180,000	181,723
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	205,098
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	369,675
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	413,436
		6,144,055
Synthetics - 0.1%
Buford Hsg Auth Multifamily Participating VRDN Series 2023 XF3118, 3.56% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,064,857	1,064,857
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (b)	405,000	408,203
TOTAL GEORGIA		21,415,171
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	565,000	571,862
Hawaii - 0.8%
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	2,000,000	2,049,623
Synthetics - 0.7%
Hawaii St Arpts Sys Rev Participating VRDN 3.54% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	9,600,000	9,600,000
TOTAL HAWAII		11,649,623
Illinois - 5.9%
Escrowed/Pre-Refunded - 0.4%
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2035	3,310,000	3,319,834
Illinois St Gen. Oblig. Series MAY 2014, 5% 5/1/2039	2,300,000	2,306,834
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	365,000	376,331
		6,002,999
General Obligations - 2.7%
Cook Cnty IL Gen. Oblig. 5% 11/15/2024	165,000	165,077
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2024	2,235,000	2,236,047
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	1,605,000	1,632,559
Illinois St Gen. Oblig. 5% 3/1/2025	5,930,000	5,955,862
Illinois St Gen. Oblig. 5% 3/1/2026	2,405,000	2,454,852
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2024	9,650,000	9,650,001
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	547,816
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	567,845
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	215,000	217,588
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2025	755,000	758,293
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	306,643
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,460,000	1,494,796
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	4,580,000	4,622,711
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	915,000	936,807
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	656,708
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2024	290,000	290,000
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2025	1,500,000	1,503,115
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2026	500,000	509,959
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	476,544
McHenry Cnty Conservation Dist Gen. Oblig. 5% 2/1/2025	730,000	732,572
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	175,000	175,272
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	125,000	126,886
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured)	150,000	155,410
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured)	225,000	237,017
		36,410,380
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	152,042
Housing - 0.2%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	512,000	521,673
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (c)	1,072,000	1,073,320
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	554,000	564,125
		2,159,118
Resource Recovery - 0.3%
Illinois Dev Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 5% tender 11/1/2044 (b)(c)	4,760,000	4,760,000
Special Tax - 0.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	245,000	249,685
Illinois St Sales Tax Rev 5% 6/15/2025	100,000	100,989
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (f)	410,000	388,379
		739,053
Synthetics - 1.0%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.42% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	8,800,000	8,800,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3.56% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,055,000	5,055,000
		13,855,000
Transportation - 1.1%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	365,000	376,230
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2025 (b)	400,000	400,560
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (b)	1,000,000	1,014,733
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (b)	1,000,000	1,027,820
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (b)	1,000,000	1,039,645
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2025 (b)	820,000	821,217
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (b)	440,000	446,684
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2025 (b)	400,000	400,594
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,465,000	6,748,852
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (b)	2,910,000	2,954,207
		15,230,542
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2024	365,000	365,000
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2024	745,000	745,000
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	415,000	421,713
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 5% 7/1/2027	2,030,000	2,072,918
		3,604,631
TOTAL ILLINOIS		82,913,765
Indiana - 3.1%
General Obligations - 0.9%
Westfield Washington Ind Multi BAN (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 12/15/2024	13,400,000	13,418,633
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2017, 5% tender 11/1/2047 (BP PLC Guaranteed) (b)(c)	2,240,000	2,240,000
Resource Recovery - 0.5%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.95% tender 5/1/2028 (b)(c)	6,400,000	6,400,000
Synthetics - 1.0%
Indiana Fin Auth Exempt Fac Rev Series 2024 MS0022, 3.74% tender 3/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(h)	13,800,000	13,800,000
Transportation - 0.5%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2025 (b)	30,000	30,048
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (b)	150,000	152,399
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2025 (b)	2,100,000	2,103,329
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (b)	3,740,000	3,799,818
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (b)	730,000	741,676
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2025 (b)	625,000	625,991
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	385,000	391,157
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	765,000	788,054
		8,632,472
TOTAL INDIANA		44,491,105
Iowa - 0.1%
Education - 0.0%
Iowa Student Ln Liquidity Corp 5% 12/1/2024 (b)	180,000	180,173
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (b)	220,000	225,829
		406,002
Industrial Development - 0.1%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	670,000	671,134
TOTAL IOWA		1,077,136
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	394,369
Kentucky - 2.0%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,823,525
Escrowed/Pre-Refunded - 0.1%
Knott Cnty KY Indl Bldg Rev 4% tender 3/28/2044 (b)(c)(g)	900,000	899,711
General Obligations - 0.1%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2024	365,000	365,000
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (c)	1,850,000	1,853,132
		2,218,132
Industrial Development - 1.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.6% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.6% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,000
		20,260,000
TOTAL KENTUCKY		28,201,368
Louisiana - 1.6%
Industrial Development - 0.8%
St James Parish LA Rev (Nucor Corp Proj.) 3.45% 11/1/2040 VRDN (c)	600,000	600,000
St James Parish LA Rev (Nucor Corp Proj.) 3.47% 11/1/2040 VRDN (c)	10,475,000	10,475,000
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (c)	1,040,000	1,047,070
		12,122,070
Transportation - 0.8%
New Orleans LA Aviation Board 5% 1/1/2026 (b)(e)	2,015,000	2,043,875
New Orleans LA Aviation Board 5% 1/1/2027 (b)(e)	2,260,000	2,328,433
New Orleans LA Aviation Board 5% 1/1/2028 (b)(e)	4,255,000	4,430,944
New Orleans LA Aviation Board Series B, 5% 1/1/2025 (b)	2,000,000	2,002,800
		10,806,052
TOTAL LOUISIANA		22,928,122
Maine - 0.1%
General Obligations - 0.1%
Regional School Unit No 14 BAN Series 2024, 5% 5/15/2025	1,200,000	1,209,943
Maryland - 1.0%
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (c)	1,005,000	1,007,428
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,760,000	2,767,772
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2024	200,000	200,222
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2025	330,000	333,319
		533,541
Synthetics - 0.7%
Baltimore County Gen Oblig Participating VRDN 3.59% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.59% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,515,000	2,515,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.56% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	2,600,000	2,600,000
Riderwood Vlg Participating VRDN Series 2022 029, 3.59% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,940,000	2,940,000
		9,230,000
TOTAL MARYLAND		13,538,741
Massachusetts - 1.0%
Education - 0.7%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2025 (b)	1,240,000	1,242,228
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	3,540,000	3,578,631
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	2,010,000	2,031,935
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (b)	365,000	368,983
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (b)	1,120,000	1,132,222
		8,353,999
Escrowed/Pre-Refunded - 0.2%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2026 (f)	3,385,000	3,221,936
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	420,000	424,236
Special Tax - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	1,680,000	1,708,978
TOTAL MASSACHUSETTS		13,709,149
Michigan - 1.9%
Education - 0.0%
Oakland Univ Mich Rev 5% 3/1/2025	75,000	75,365
Oakland Univ Mich Rev 5% 3/1/2025	430,000	432,094
		507,459
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,133,374
General Obligations - 1.2%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	1,295,000	1,302,001
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,180,000	1,204,987
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,289,560
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	712,587
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	1,065,000	1,073,437
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2026 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,027,794
Southfield Mich Pub Schs 5% 5/1/2025 (State of Michigan Guaranteed)	730,000	735,892
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	850,000	874,255
Utica MI Cmnty Schs Series 2024, 5% 5/1/2025 (State of Michigan Guaranteed)	805,000	812,216
Utica MI Cmnty Schs Series 2024, 5% 5/1/2026 (State of Michigan Guaranteed)	3,000,000	3,093,630
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,576,958
Utica MI Cmnty Schs Series 2024, 5% 5/1/2028 (State of Michigan Guaranteed)	3,625,000	3,884,046
		17,587,363
Health Care - 0.2%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	1,085,000	1,092,660
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,725,000	1,771,492
		2,864,152
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	445,000	439,682
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (b)	630,000	632,277
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (b)	325,000	329,900
		962,177
TOTAL MICHIGAN		27,494,207
Minnesota - 0.7%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2025	120,000	120,269
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	135,000	137,689
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	218,288
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,058,987
		1,535,233
General Obligations - 0.2%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	966,048
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	625,000	633,137
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	640,056
		2,239,241
Health Care - 0.0%
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	207,334
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	274,340
		481,674
Other - 0.0%
Minneapolis MN Revenue (Ymca of The Greater Twin Cities Proj.) Series 2016, 3% 6/1/2025	405,000	402,435
Synthetics - 0.3%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.56% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	4,700,000	4,700,000
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2025 (b)	500,000	500,793
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (b)	330,000	335,278
		836,071
TOTAL MINNESOTA		10,194,654
Mississippi - 0.1%
Electric Utilities - 0.1%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 4.15% 5/1/2028 VRDN (b)(c)	800,000	800,000
Missouri - 0.3%
Housing - 0.0%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	877,000	907,535
Synthetics - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.55% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.56% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,130,499	1,130,499
		3,440,499
TOTAL MISSOURI		4,348,034
Nebraska - 0.3%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2025	235,000	235,552
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	1,280,000	1,262,858
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.54% 11/1/2026 VRDN (b)(c)	2,100,000	2,100,000
TOTAL NEBRASKA		3,598,410
Nevada - 0.3%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (c)	525,000	523,343
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	655,000	666,963
Clark Cnty NV School Dist Series 2020A, 3% 6/15/2025	180,000	179,457
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	1,780,000	1,797,268
		2,643,688
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 4.15% tender 12/1/2026 (b)(c)(g)	1,100,000	1,100,162
TOTAL NEVADA		4,267,193
New Hampshire - 1.4%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	110,000	113,953
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	390,000	393,454
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	627,208
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	210,000	211,441
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	681,216
		1,913,319
Resource Recovery - 0.8%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,842,347
Synthetics - 0.5%
National Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.54% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(h)	7,100,000	7,100,000
TOTAL NEW HAMPSHIRE		19,969,619
New Jersey - 5.3%
Education - 0.8%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2024 (b)	545,000	545,567
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	1,045,000	1,058,717
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2024 (b)	1,605,000	1,606,601
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	365,000	375,780
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2024 (b)	645,000	645,512
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (b)	955,000	968,044
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2024	200,000	200,203
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2024 (b)	400,000	400,399
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2024 (b)	155,000	155,155
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (b)	200,000	202,625
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2024 (b)	120,000	120,119
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	1,125,000	1,172,243
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	3,085,000	3,214,552
		10,665,517
General Obligations - 3.5%
Clifton NJ Gen. Oblig. BAN Series 2023B, 5% 11/26/2024	136,000	136,128
Harrison Twp NJ Gen. Oblig. Series 2023A, 5% 11/27/2024	1,657,000	1,658,664
Hazlet Twp NJ Gen. Oblig. BAN Series 2023A, 5% 11/8/2024	2,715,000	2,715,691
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	4,621,000	4,645,695
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	2,189,554	2,200,424
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	420,000	407,174
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,060,000	1,098,645
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2024	300,000	300,000
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	365,000	370,724
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	2,570,000	2,580,973
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	2,005,000	2,048,205
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,320,000	1,357,261
New Jersey St Gen. Oblig. 2% 6/1/2025	580,000	572,792
New Jersey St Gen. Oblig. 5% 6/1/2025	1,715,000	1,732,348
New Jersey Trans Trust Fund Auth 0% 12/15/2024 (Escrowed to Maturity) (f)	60,000	59,720
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	890,000	857,029
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	385,000	370,737
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	155,000	156,372
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	9,414,000	9,474,228
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	6,200,000	6,240,909
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	590,000	597,839
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	2,605,000	2,639,611
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	604,180
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	5,800,000	5,830,608
		48,655,957
Housing - 0.2%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	3,450,000	3,520,396
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	910,000	916,772
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,164,341
		2,081,113
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,276,487
Water & Sewer - 0.3%
Jersey City Municipal Utilities Authority BAN Series 2024 B, 5% 5/1/2025	1,900,000	1,912,326
Jersey City NJ Muni Util Auth Wtr Rev BAN Series 2024 A, 5% 5/1/2025	2,350,000	2,369,423
		4,281,749
TOTAL NEW JERSEY		75,481,219
New Jersey,New York - 1.0%
Transportation - 1.0%
Port Auth NY & NJ 5% 7/15/2025 (b)	730,000	736,085
Port Auth NY & NJ 5% 9/15/2025 (b)	2,670,000	2,698,965
Port Auth NY & NJ Series 177TH, 5% 7/15/2025 (b)	370,000	370,350
Port Auth NY & NJ Series 186, 5% 10/15/2026 (b)	1,905,000	1,905,000
Port Auth NY & NJ Series 195, 5% 10/1/2025 (b)	705,000	713,138
Port Auth NY & NJ Series 223, 5% 7/15/2025 (b)	190,000	191,583
Port Auth NY & NJ Series 226, 5% 10/15/2025 (b)	2,260,000	2,287,506
Port Auth NY & NJ Series 242, 5% 12/1/2024 (b)	465,000	465,327
Port Auth NY & NJ Series 242, 5% 12/1/2025 (b)	1,535,000	1,556,697
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	3,155,000	3,249,674
		14,174,325
TOTAL NEW JERSEY,NEW YORK		14,174,325
New Mexico - 0.3%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (b)	2,080,000	2,102,408
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	80,000	82,972
		2,185,380
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.59% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,430,000	1,430,000
TOTAL NEW MEXICO		3,615,380
New York - 5.1%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2025	150,000	151,513
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	145,000	149,175
		300,688
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1% 9/1/2025	800,000	779,049
General Obligations - 0.5%
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,400,000	7,423,527
City of New York NY Gen. Oblig. 9% tender 6/1/2044 (i)	330,000	333,103
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	700,500
Oyster Bay NY Gen. Oblig. BAN Series 2024, 4% 3/7/2025	80,000	80,211
		8,537,341
Housing - 0.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	593,000	618,212
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	675,000	677,114
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	6,430,000	6,440,082
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	455,000	438,188
		8,173,596
Special Tax - 0.4%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	220,000	224,667
New York NY City Transitional Fin Auth Rev Series 2015C, 5% 11/1/2027	1,095,000	1,105,073
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	365,000	354,425
NY Payroll Mobility Tax Series 2024 B SUB B3, 5% tender 11/15/2043 (c)	3,730,000	3,794,847
		5,479,012
Synthetics - 2.1%
Liberty NY Dev Corp Rev Participating VRDN 3.59% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.56% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,555,000	2,555,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.56% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.56% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,570,000	2,570,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.59% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(d)	3,100,000	3,100,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.69% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	16,010,000	16,010,000
		28,036,500
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	1,135,000	1,144,290
Transportation - 1.4%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	758,866
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	380,000	386,795
Metropolitan Transn Auth NY Rv Series 2019 A 1, 5% tender 11/15/2048 (c)	8,655,000	8,659,747
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	5,400,000	5,486,738
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2028	1,375,000	1,402,144
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (b)	1,080,000	1,094,751
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2024	365,000	365,351
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	1,825,000	1,878,900
		20,033,292
TOTAL NEW YORK		72,483,768
North Carolina - 0.4%
Health Care - 0.4%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	1,635,000	1,636,608
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (c)	1,965,000	1,966,845
Atrium Health Series 2021 B, 5% tender 1/15/2050 (c)	920,000	920,761
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (c)	1,450,000	1,477,888
		6,002,102
TOTAL NORTH CAROLINA		6,002,102
Ohio - 1.9%
Education - 0.1%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2024 (Build America Mutual Assurance Co Insured)	90,000	90,090
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	95,000	96,377
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	420,000	401,626
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	400,000	409,397
		997,490
Electric Utilities - 0.9%
American Mun Pwr Rev Series 2023A, 5% 2/15/2025	320,000	321,375
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,795,000	1,835,378
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,947,848
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.7% 12/1/2027 (b)	3,845,000	3,818,296
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,525,000	3,493,084
		12,415,981
General Obligations - 0.0%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (c)	740,000	742,425
Health Care - 0.5%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.77% 1/15/2033 VRDN (c)	3,645,000	3,645,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.77% 1/15/2045 VRDN (c)	2,870,000	2,870,000
		6,515,000
Housing - 0.2%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	765,000	788,137
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2025	455,000	457,557
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2026	125,000	128,077
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	78,059
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	158,188
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2025	415,000	421,143
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	123,977
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	104,839
		2,259,977
Transportation - 0.0%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2025	670,000	673,155
Water & Sewer - 0.2%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2024	1,550,000	1,551,894
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	714,470
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	730,662
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	494,828
		3,491,854
TOTAL OHIO		27,095,882
Oklahoma - 1.1%
General Obligations - 0.7%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2025	175,000	177,655
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026	125,000	129,440
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027	145,000	152,988
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	4,095,000	4,100,982
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,950,314
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	933,218
		9,444,597
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.88% 8/15/2031 VRDN (c)	4,775,000	4,775,000
Synthetics - 0.1%
Steele Duncan Plaza, LLC Participating VRDN Series 2022 MIZ9103, 3.56% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	942,957	942,957
TOTAL OKLAHOMA		15,162,554
Oregon - 0.1%
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2025 (b)	1,125,000	1,133,749
Port of Portland Arpt Rev 5% 7/1/2026	470,000	481,356
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	365,000	367,839
		1,982,944
TOTAL OREGON		1,982,944
Pennsylvania - 6.4%
General Obligations - 1.2%
Pennsylvania St 5% 9/1/2026	4,640,000	4,816,233
Pennsylvania St 5% 9/1/2027	10,670,000	11,316,818
Pennsylvania St Series 2019, 5% 7/15/2026	1,150,000	1,188,381
		17,321,432
Health Care - 1.9%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	2,280,000	2,351,249
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.04% 9/1/2050 VRDN (c)	9,520,000	9,520,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2025	60,000	60,252
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	75,000	76,753
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 4.04% 9/1/2050 VRDN (c)	14,590,000	14,590,000
		26,598,254
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	400,000	405,535
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (b)	140,000	140,447
		545,982
Resource Recovery - 3.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	11,400,000	11,398,598
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.85% tender 4/1/2034 (b)(c)	3,300,000	3,290,593
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 4.15% tender 4/1/2049 (b)(c)	3,050,000	3,042,811
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.85% tender 4/1/2049 (b)(c)	2,300,000	2,293,444
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,224,048
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,115,000	9,190,628
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	11,950,000	11,942,912
		45,383,034
Transportation - 0.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	375,000	386,143
Allegheny County Airport Authority Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (b)	310,000	319,538
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	365,000	373,360
		1,079,041
TOTAL PENNSYLVANIA		90,927,743
Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2025	200,000	201,868
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2026	350,000	360,299
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	273,261
Rhode Island St Student Ln 5% 12/1/2025 (b)	320,000	323,758
		1,159,186
General Obligations - 0.1%
Pawtucket R I Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	1,900,000	1,913,778
TOTAL RHODE ISLAND		3,072,964
South Carolina - 0.7%
Escrowed/Pre-Refunded - 0.2%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (b)	950,000	959,601
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (b)	1,650,000	1,669,369
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (b)	790,000	799,273
		3,428,243
Industrial Development - 0.0%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.54% 9/1/2028 VRDN (b)(c)	700,000	700,000
Synthetics - 0.5%
South Carolina St Svc Auth Rev Participating VRDN Series 2021 XF1243, 3.54% 12/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	6,125,000	6,125,000
TOTAL SOUTH CAROLINA		10,253,243
South Dakota - 0.2%
Housing - 0.2%
South Dakota Housing Development Authority (Sd Mortgage Proj.) Series 2023J, 3.875% tender 11/1/2055 (c)	2,675,000	2,675,321
Tennessee - 0.8%
Health Care - 0.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.6% 5/1/2039 VRDN (c)	9,140,000	9,140,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson Cnty Health & Edl Facilities Board Participating VRDN Series 2024 MIZ9163, 3.56% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	884,342	884,342
Transportation - 0.1%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (b)	455,000	445,701
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	245,000	251,452
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	975,000	1,012,179
		1,709,332
TOTAL TENNESSEE		11,733,674
Texas - 14.1%
Electric Utilities - 0.3%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	210,000	211,843
San Antonio TX Elec & Gas Rev 5% 2/1/2026	330,000	337,774
San Antonio TX Elec & Gas Rev Series 2023, 3.65% tender 2/1/2053 (c)	500,000	499,950
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 4.11% tender 2/1/2048 (c)(j)	3,090,000	3,086,717
		4,136,284
General Obligations - 3.8%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,506,710
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,204,745
Bexar Cnty TX Gen. Oblig. Series 2014, 5% 6/15/2025	670,000	671,019
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,735,000	5,708,044
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (c)	530,000	530,680
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	740,880
Dallas TX Gen. Oblig. Series 2023, 5% 2/15/2025	2,015,000	2,023,838
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2025	1,355,000	1,360,943
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2025	5,450,000	5,473,904
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	5,450,000	5,592,151
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,707,359
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	180,000	180,831
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	255,000	261,423
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	3,510,000	3,513,712
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	2,930,000	2,941,485
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	625,000	623,537
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,440,000	3,415,755
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	4,735,000	4,762,065
Port Arthur TX Indpt Sch Dist Series A, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	225,000	226,078
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	605,000	610,318
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2025 (BP PLC Guaranteed)	320,000	320,529
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	365,000	371,028
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	481,154
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2025 (BP PLC Guaranteed)	220,000	220,364
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	440,000	447,266
Texas State Gen. Oblig. 5.5% 8/1/2025 (b)	1,445,000	1,464,586
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	370,000	383,294
Texas State Gen. Oblig. Series 2018, 5% 8/1/2025 (b)	2,000,000	2,019,788
Wylie Tex Indpt Sch Dist Series 2020 A, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (f)	2,240,000	2,177,678
		54,941,164
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	2,545,000	2,601,980
Housing - 2.4%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	7,145,000	7,099,931
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (c)	2,200,000	2,196,222
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	2,855,000	2,840,111
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (c)	857,000	870,611
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,138,000	1,177,381
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,069,000	1,083,082
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	620,000	632,644
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	3,325,000	3,351,424
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.1% tender 11/1/2025 (c)	3,500,000	3,498,942
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	3,840,000	3,853,584
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (c)	5,305,000	5,354,637
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	785,000	788,937
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (c)	180,000	180,108
		32,927,614
Industrial Development - 5.1%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.54% 8/1/2038 VRDN (b)(c)	900,000	900,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.4% 11/1/2040 VRDN (c)	26,155,000	26,155,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.4% 11/1/2040 VRDN (c)	8,825,000	8,825,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.55% 12/1/2027 VRDN (b)(c)	27,600,000	27,600,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4.3% 4/1/2040 VRDN (c)	7,500,000	7,500,000
		70,980,000
Resource Recovery - 1.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.25% tender 1/1/2026 (b)(c)	2,400,000	2,400,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 4% tender 7/1/2040 (b)(c)	8,950,000	8,946,407
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,563,398
		13,909,805
Special Tax - 0.0%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	545,000	545,806
Synthetics - 0.7%
Austin Tex Airport Sys Participating VRDN 3.54% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	250,000	250,000
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.56% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	911,693	911,693
Ep Machuca LP Participating VRDN Series 2022 MIZ9104, 3.56% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	1,334,718	1,334,718
Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 3.56% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	7,603,517	7,603,517
		10,099,928
Transportation - 0.2%
Austin Tex Airport Sys Series 2019, 5% 11/15/2024 (b)	1,500,000	1,500,398
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (b)	695,000	705,074
North TX Twy Auth Rev 5% 1/1/2026	420,000	428,952
		2,634,424
Water & Sewer - 0.4%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	5,000,000	5,098,755
TOTAL TEXAS		197,875,760
Utah - 1.8%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	900,000	921,803
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	1,765,000	1,778,295
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.6% 4/1/2028 VRDN (c)	200,000	200,000
Synthetics - 1.5%
Salt Lake City UT Arpt Rev Participating VRDN 4.55% 7/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,095,000	10,095,000
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 3.54% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	11,200,000	11,200,000
		21,295,000
Transportation - 0.1%
Salt Lake City UT Arpt Rev 5% 7/1/2025 (b)	485,000	488,613
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (b)	360,000	362,681
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	365,000	373,420
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	345,000	357,799
		1,582,513
TOTAL UTAH		25,777,611
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	620,000	632,119
Virginia - 1.4%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,020,000	1,037,981
Escrowed/Pre-Refunded - 0.3%
Southampton County Industrial Development Authority Series 2023, 4.875% tender 11/1/2053 (b)(c)	4,660,000	4,658,574
Synthetics - 1.0%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.54% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	11,855,000	11,855,000
National Sr Campuses Participating VRDN Series 2022 028, 3.59% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,615,000	2,615,000
		14,470,000
TOTAL VIRGINIA		20,166,555
Washington - 1.0%
Housing - 0.2%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	452,156
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	808,000	827,916
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2024, 3.83% tender 9/1/2025 (c)(e)	1,445,000	1,444,930
		2,725,002
Synthetics - 0.2%
Washington Hsg Fin Comm Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 3.56% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,000,000	3,000,000
Transportation - 0.5%
Port Seattle WA Rev Series 2018 B, 5% 5/1/2026 (b)	3,225,000	3,293,642
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	1,500,000	1,551,917
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (b)	420,000	421,889
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (b)	915,000	923,353
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	575,000	589,798
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	365,000	372,660
		7,153,259
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (c)	1,965,000	1,902,129
TOTAL WASHINGTON		14,780,390
West Virginia - 0.2%
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.85% 6/1/2033 VRDN (c)	2,755,000	2,755,000
Wisconsin - 0.8%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	335,000	339,775
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,072,884
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	690,000	693,533
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	2,445,000	2,496,548
Resource Recovery - 0.4%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 4.25% tender 9/1/2027 (b)(c)	6,000,000	6,000,001
Transportation - 0.1%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2024 (b)	85,000	85,086
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	290,000	298,506
Milwaukee Cnty WI Arpt Rev Series 2023B, 5% 12/1/2024 (b)	600,000	600,611
		984,203
TOTAL WISCONSIN		11,586,944
Wyoming - 0.7%
Electric Utilities - 0.7%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.65% 11/1/2025 VRDN (b)(c)	5,100,000	5,100,000
Lincoln Cnty Wyo Pcr (Pacificorp Proj.) 3.6% 11/1/2024 VRDN (c)	400,000	400,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.5% 11/1/2025 VRDN (b)(c)	1,600,000	1,600,000
Sweetwater Cnty WY Pcr (Pacificorp Proj.) 3.6% 11/1/2024 VRDN (c)	2,260,000	2,260,000
		9,360,000
TOTAL WYOMING		9,360,000
TOTAL MUNICIPAL SECURITIES (Cost $1,420,943,062)		1,421,828,295

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $24,018)	3.64	24,014	24,018

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,420,967,080)	1,421,852,313
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(8,888,976)
NET ASSETS - 100.0%	1,412,963,337

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,723,631 or 1.3% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,951,192 or 3.2% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca LP Participating VRDN Series 2022 MIZ9104, 3.56% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	1,334,718

Indiana Fin Auth Exempt Fac Rev Series 2024 MS0022, 3.74% tender 3/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	2/12/24	13,800,000

Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.56% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	585,000

National Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.54% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	7,100,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.56% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	14,585,000

Steele Duncan Plaza, LLC Participating VRDN Series 2022 MIZ9103, 3.56% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	942,957

Texas Affordable Hsg Corp Multi-family Hsg Rev Participating VRDN 3.56% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	7,603,517

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	64,088,860	229,886,302	293,951,599	659,645	6,862	(6,407)	24,018	0.0%
Total	64,088,860	229,886,302	293,951,599	659,645	6,862	(6,407)	24,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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